Stock-Based Compensation (Assumptions Used in Calculating the Fair Value of the Options) (Details)	12 Months Ended
Dec. 31, 2016 $ / shares
Stock-Based Compensation [Abstract]
Weighted-average fair value of options granted	$ 6.27
Average dividend yield	2.31%
Expected volatility	40.00%
Risk-free interest rate	1.58%
Expected term (in years)	7 years